Income taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Statutory rate	30.00%	30.00%	30.00%
Effects of exchange rates on tax balances	(2.00%)	(20.00%)	(7.00%)
Effects of inflation	(11.00%)	7.00%	9.00%
Effective rate	17.00%	17.00%	32.00%